Organization and Summary of Significant Accounting Policies - Schedule of Consolidated Subsidiaries and/or Entities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Spiral Toys LLC [Member]
Attributable interest	100.00%	100.00%
Spiral Toys LLC [Member]
Name of consolidated subsidiary or entity	Spiral Toys LLC.	Spiral Toys LLC.
State or other jurisdiction of incorporation or organization	State of California	State of California
Date of incorporation or formation	Jul. 11, 2011	Jul. 11, 2011
Date of acquisition	Jul. 01, 2014	Jul. 01, 2014
Spiral Toys LTD [Member]
Name of consolidated subsidiary or entity	Spiral Toys LTD	Spiral Toys LTD
State or other jurisdiction of incorporation or organization	British Columbia	British Columbia
Date of incorporation or formation	Feb. 27, 2015	Feb. 27, 2015
Attributable interest	100.00%	100.00%
Spiral Toys Hong Kong Ltd [Member]
Name of consolidated subsidiary or entity	Spiral Toys Hong Kong Ltd	Spiral Toys Hong Kong Ltd
State or other jurisdiction of incorporation or organization	Hong Kong	Hong Kong
Date of incorporation or formation	Mar. 31, 2015	Mar. 31, 2015
Attributable interest	100.00%	100.00%
Lexi-Luu Designs, Inc [Member]
Name of consolidated subsidiary or entity		Lexi-Luu Designs Inc.
State or other jurisdiction of incorporation or organization		The State of Nevada
Date of incorporation or formation		Sep. 03, 2010
Date of acquisition		Sep. 15, 2010
Attributable interest		80.00%